PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Impairment Effects on Earnings Per Share [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 446,994	$ 85,114
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 446,994	$ 85,114